FAIR VALUE MEASURMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) $ in Thousands, ₪ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)
Fair value measurements [Line Items]
Marketable securitie	$ 56,747		$ 7,062
Currency options designated as hedging instruments (current liability)	(5)
Total hedged amount | ₪		₪ 11.6
Level 1 [Member]
Fair value measurements [Line Items]
Marketable securitie	1,977		$ 7,062
Level 2 [Member]
Fair value measurements [Line Items]
Marketable securitie	54,770
Currency options designated as hedging instruments (current liability)	$ (5)
Level 3 [Member]
Fair value measurements [Line Items]
Marketable securitie
Currency options designated as hedging instruments (current liability)